Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 19 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of $13.6 million in 2012, $13.7 million in 2011 and $14.0 million in 2010.

On September 29, 2010, TDS repurchased 272,323 Special Common Shares at the then current market price on the NYSE for a total price of $7.7 million, or an average of $28.24 per Special Common Share including broker fees, from an affiliate of Southeastern Asset Management, Inc. (“SEAM”). This transaction was not solicited by TDS and TDS did not enter into any agreements with SEAM.  The September 29, 2010, transaction was effected by TDS' broker pursuant to TDS' existing institutional brokerage account agreement on the NYSE pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). The repurchase was made under TDS' share repurchase authorization that was in effect at the time of such repurchase. At the time of the share repurchase by TDS, SEAM was a related party as defined by the SEC because it was a beneficial owner of more than 5% of TDS Special Common Shares.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related-party transactions as such term is defined by the rules of the New York Stock Exchange.